Reconciliation of profit for the year to cash flow from operations - Summary of Reconciliation of Profit for the Year to Cash Flow From Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of profit (loss) to net cash flows from operating activities [Line Items]
Profit for the year	$ 750	$ 376	[1],[2]	$ 265	[2]
Adjustments for:
Net financial expenses	52	96		139
Fair value losses/(gains) on contingent purchase consideration	4	(8)	[2]	(6)	[2]
Income tax charge	260	164		96
Operating profit adjustments:
Impairment (reversal)/loss on financial assets	(1)	5	[2]	0	[2]
Other net impairment (reversals)/charges	0	(5)		4
Other operating exceptional items	(28)	100		25
Depreciation and amortisation	67	68		98
Operating profit adjustments	38	168		127
Contract assets deduction in revenue	37	32		35
Share-based payments cost	36	30		28
Share of (profits)/losses of associates and joint ventures (before exceptional items)	(31)	59	[2]	8	[2]
Other adjustments for non-cash items	60	61		71
System Fund adjustments:
Depreciation and amortisation	83	86		94
Impairment loss/(reversal) on financial assets	0	7		(6)
Other impairment reversals	0	0		(3)
Share-based payments cost	20	16		13
Share of losses of associates	3	1		2
System fund adjustments	106	110		100
Working capital and other adjustments:
Increase in deferred revenue	123	108		39
Decrease in inventories	0	0		1
Increase in trade and other receivables	(70)	(132)		(75)
Increase in trade and other payables	31	121		153
Other adjustments	(5)	4		(8)
Working capital and other adjustments	79	101		110
Cash flows relating to exceptional items	(29)	(43)		(12)
Contract acquisition costs, net of repayments	(101)	(64)		(42)
Total adjustments	469	585		583
Cash flow from operations	1,219	961		848
Excluding exceptional items [member]
Operating profit adjustments:
Share of (profits)/losses of associates and joint ventures (before exceptional items)	$ (13)	$ (1)		$ 8

[1]	In 2023, gains/(losses) on net investment hedges have been presented on a separate line. The 2022 amount was previously presented within ‘Exchange (losses)/gains on retranslation of foreign operations’.
[2]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).